Earnings Per Share - Summary of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	May. 04, 2014	Feb. 02, 2014	Nov. 03, 2013	Aug. 04, 2013	May. 05, 2013	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Numerator:
Net income (loss)	$ 12,573			$ (13,878)						$ 32,115	$ (2,417)	$ 7,636	$ 2,169	$ 8,782
Denominator:
Basic weighted average common shares outstanding	40,850,649	39,969,230	34,881,763	33,204,272	33,204,272	33,191,811	33,186,273	33,186,273	33,186,273	40,542,895	33,204,272	35,314,884	33,187,776	33,186,426
Potential common shares for stock options												1,811,164	842,339	561,109
Potential common shares for equity-based awards	1,855,506									1,984,240
Diluted weighted average common shares outstanding	42,706,155	43,341,818	34,881,763	33,204,272	34,136,340	34,034,149	33,186,273	33,186,273	33,916,570	42,527,135	33,204,272	37,126,048	34,030,115	33,747,535
Net income (loss) per share:
Basic	$ 0.31	$ 0.37	$ (0.13)	$ (0.42)	$ 0.35	$ 0.15	$ (0.31)		$ 0.23	$ 0.79	$ (0.07)	$ 0.22	$ 0.07	$ 0.26
Diluted	$ 0.29	$ 0.34	$ (0.13)	$ (0.42)	$ 0.34	$ 0.14	$ (0.31)		$ 0.22	$ 0.76	$ (0.07)	$ 0.21	$ 0.06	$ 0.26